Business acquisition Business acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of acquisitions during the period
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	November 4, 2014
Consideration
Cash	467.0
Mobilization payable	73.7
Contingent consideration	65.7
Less: Working capital adjustment	(6.0)
Fair value of total consideration transferred	600.4

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	1.9
Current assets	61.4
Intangible asset - favorable drilling contract	204.7
Drilling unit	755.8
Non current assets	61.8
Long term interest bearing debt	(433.1)
Current liabilities	(52.3)
Total identifiable net assets	600.2

Goodwill	0.2
Total	600.4
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	March 21, 2014
Consideration
Cash	696.9
Discount note issued	100.0
Working capital adjustment	(330.4)
Fair value of total consideration transferred	466.5

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	24.4
Current assets	44.4
Intangible asset - favorable drilling contract	76.2
Drilling unit	1,065.7
Non current assets	76.6
Long term interest bearing debt	(443.1)
Current liabilities	(380.6)
Total identifiable net assets	463.6

Goodwill	2.9
Total	466.5
The following table summarizes the above acquisitions during the year ended December 31, 2013:

(In US$ millions)	T-15	T-16	Sirius	Leo	Total

Total purchase price	210.0	200.0	1,035.0	1,250.0	2,695.0
Debt assumed	(100.5)	(93.1)	(220.2)	(485.0)	(898.8)
Purchase price less debt	109.5	106.9	814.8	765.0	1,796.2
Working capital adjustments	(34.9)	(39.0)	106.7	(35.0)	(2.2)
Adjusted purchase price	74.6	67.9	921.5	730.0	1,794.0
Carrying value of net assets / (liabilities) acquired	(4.8)	0.3	374.6	117.3	487.4
Excess of sales price over net assets acquired	79.4	67.6	546.9	612.7	1,306.6

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2014 and 2013, had the acquisition date been January 1, 2013 are as follows:

	Twelve months ended December 31, 2014
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$1,342.6	$1,390.7	$1,064.3	$1,096.1
Net Income	314.6	331.0	415.4	412.5

The pro forma revenue and pro forma net income of the combined entity for the twelve months ended December 31, 2014 and December 31, 2013, had the acquisition date been January 1, 2013 are as follows:

	Twelve months ended December 31,
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$1,342.6	$1,532.4	$1,064.3	$1,083.4
Net Income	314.6	407.6	415.4	403.8